ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 3,676	$ 3,454
Non-current, net
Retainer on customer contract	103	197
Billing rights	675	711
Total Non-current, net	778	908
Total	$ 4,454	$ 4,362